BUSINESS TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about business combination [abstract]
Disclosure of Valuation Techniques for Measuring Fair Value
The valuation techniques used for measuring the fair value of the material assets acquired was as follows.

Assets acquired	Fair value at January 21, 2021	Fair value measurement category	Valuation techniques
Exploration properties	$105.8	Level 3(i)
Income approach: Development of a discounted cash flow ("DCF") model that takes into account the mining plan produced in a technical report ("LOM").
Market comparison technique: The valuation model considers observed transaction multiples (based on a per hectare range of $6,080 - $9,425), determined after analyzing precedent transactions in Québec from 2018 to 2020, for land packages under 2,000 hectares and with an acquisition price greater than USD $5.0 million, and making appropriate adjustments to reflect differences between the transaction and comparable transactions.

(i)For further detail regarding the hierarchy used in determining and disclosing fair value, refer to Note 17.